INTEREST-BEARING LOANS AND BORROWINGS (Schedule of carrying value of interest-bearing loans, borrowings and related balances (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 15,400,000	$ 14,500,000
Non Current Assets [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	166,000	178,000
Non Current Assets [Member] | Derivative Financial Asset [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	166,000	178,000
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	210,000	210,000
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	210,000	210,000	$ 210,000
Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	91,263,000	55,177,000
Non Current Liabilities [Member] | Senior secured term loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	72,391,000	40,109,000
Non Current Liabilities [Member] | Derivative financial liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	1,658,000	526,000	$ 1,569,000
Non Current Liabilities [Member] | Contingent liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	1,813,000	0
Non Current Liabilities [Member] | Convertible note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 15,401,000	$ 14,542,000